Stockholders' Equity (Deficit) (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]

7. Stockholders’ Equity (Deficit)

On June 14, 2012, the Company commenced a private offering of up to $10,000,000 of Units (the “Units”), at a purchase price of $1.00 per Unit. Each Unit consists of: (i) two shares of the Company’s common stock and (ii) a warrant to purchase one share of common stock. The warrant is exercisable for a term of two years at an exercise price of $0.75 per share.

As of September 30, 2012, the Company has issued and sold an aggregate of 445,000 Units in the private placement in consideration of gross cash proceeds of $445,000. As a result, the Company has issued an aggregate of 890,000 shares of common stock and warrants to purchase an aggregate of 890,000 shares of Common Stock. WFG Investments, Inc. (“WFG”) acted as placement agent in connection with the Private Placement and was entitled to receive a commission equal to 10% of any subscriptions received and warrants to purchase 3% of the number of shares of common stock included in the Units sold in the Private Placement. As of September 30, 2012, WFG has received a cash fee of $44,500 and warrants to purchase 26,700 shares of common stock.

In April 2012, the Company entered into a stockholder’s agreement with Andrew Levi, our Chief Technology Officer, whereby Mr. Levi agreed to place 25,000,000 shares of Common Stock held by him in escrow for a period of one year. In the event that the Company issues shares of Common Stock in a financing transaction, or in connection with the hiring or retention of senior management or directors during such period of time, the corresponding number of escrowed shares will be cancelled and returned to the Company’s treasury.

On September 1, 2011 and as part of the reverse merger, the Company issued convertible promissory notes (the “Promissory Notes”) to two accredited investors in a private placement transaction pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) in the aggregate principal amount of One Million Five Hundred Thousand Dollars ($1,500,000) and five-year warrants to purchase up to 22,091,311 shares of the Company’s common stock at an exercise price of $0.10 per share. The notes were due December 1, 2011 and accrue no interest. On October 17, 2011, prior to their maturity, the notes automatically converted into One Million Five Hundred Thousand (1,500,000) shares of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”). In addition, pursuant to the Securities Purchase Agreement, one of the investors irrevocably committed to purchase an additional 200,000 shares of Series A Preferred and warrants to purchase up to 2,945,509 shares of the Company’s common stock at an exercise price of $0.10 per share. The shares of Series A Preferred are convertible into shares of the Company’s common stock at a conversion price of $0.0679 per share.

During the three months ended September 30, 2012, the investor completed the purchase of the additional 200,000 shares of Series A Preferred and warrants to purchase an additional 2,945,509 shares of common stock. The conversion of Series A Preferred into common stock and exercise of warrants is limited to the extent that the beneficial owners own greater that 4.99% of the Company’s common stock.

Blue Calypso, Inc. is authorized to issue 685,000,000 shares of capital stock: 680,000,000 shares of common stock at a par value of $.0001 and 5,000,000 shares of preferred stock, also at $.0001 par value per share. There were 125,135,112 shares of common stock issued and outstanding as of September 30, 2012. There were 1,700,000 shares of Series A Preferred were issued and outstanding as of September 30, 2012. The Company did not make or declare any distributions to shareholders during the quarter ended September 30, 2012 or September 30, 2011.

Long-Term Incentive Plan

The Blue Calypso, Inc 2011 Long Term Incentive Plan (the "Plan") was approved by the Company's stockholders on September 9, 2011. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock. Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 35,000,000 shares.

Stock Options

During 2011, the Company granted options to purchase 2,420,000 shares of the Company’s common stock to non-employee board members and other consultants under the Plan. The options vest pro rata quarterly over two years. During the three months ended September 30, 2012, the Company granted options to purchase 770,000 shares of the Company’s common stock to employees, and non employee board members. During this period 375,000 of stock options were forfeited. These options were granted at a range of strike prices and vesting schedules. The fair value for the Company’s options were estimated at the date of grant using the Black-Scholes option pricing model with the weighted average assumptions as noted in the following table. The Black-Scholes option valuation model incorporate ranges of assumptions for inputs, and those ranges are disclosed below. Expected volatilities are based on similar industry-sector indices. The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is based on market yield on U.S. Treasury securities at 2-year constant maturity, quoted on investment basis determined at the date of grant.

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	5.75 years

Using the valuation assumptions noted above, the Company estimated the value of stock options granted to be $13,872 and $0 for the three months ended September 30, 2012 and September 30, 2011, respectively. The value of these options is being amortized to stock-based compensation expense consistently with the vesting events. The stock-based compensation expense recorded was $13,872 and $0 during quarter ended September 30, 2012 and September 30, 2011, respectively. The following table summarizes the stock option activity as of September 30, 2012

Stock option activity for the nine months ended September 30, 2012:

	Outstanding Options	Weighted Average Exercise Price

Balance, December 31, 2011	2,420,000	0.0679
Granted Q1, 2012	2,495,325	0.3292
Granted Q2, 2012	6,608,218	0.1536
Forfeited Q2, 2012	(1,980,333)	0.0679
Granted Q3 2012	770,000	0.7825
Forfeited Q3 2012	(375,000)	0.0679
Balance, September 30, 2012	9,938,210	0.2459
Exercisable at 9/30/12	7,440,158	0.1841

Restricted Stock

The restricted stock granted prior to the reverse merger transaction, have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger.

The following table summarizes the restricted stock activity for the period ended September 30, 2012:

Restricted Shares Activity:
Restricted shares issued as of December 31, 2011	1,870,940
Granted during three months ended March 31, 2012	200,000
Granted during three months ended June 30, 2012	13,085,842
Forfeited during three months ended June 30, 2012	(1,700,115)
Granted during three months ended September 30, 2012	0
Forfeited during three months ended September 30, 2012	0
Total Restricted Shares Issued at September 30, 2012	13,456,667
Vested at June 30, 2012	(160,412)
Unvested restricted shares as of September 30, 2012	13,296,255

A total of 13,085,842 shares were granted in the quarter ended June 30, 2012 and will vest 1/3 in the first year following the grant and the balance over the following 8 calendar quarters. The share based compensation expense is $5,466 and $0 for quarters ended September 30, 2012 and September 30, 2011, respectively. Deferred income related to the 13,085,842 restricted shares granted in Q2-2012 was $5,234,337 and will be recorded in the periods the restricted shares are vested.

7. Stockholders’ Equity (Deficit)

On September 1, 2011 and as part of the reverse merger, the Company issued convertible promissory notes (the “Promissory Notes”) to two accredited investors in a private placement transaction (the “Private Placement”) pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) in the aggregate principal amount of One Million Five Hundred Thousand Dollars ($1,500,000) and five-year warrants (the “Warrants”) to purchase up to 22,091,311 shares of the Company’s common stock at an exercise price of $0.10 per share. The notes are due December 1, 2011 and accrue no interest. The Promissory Notes are automatically convertible at $1 into One Million Five Hundred Thousand (1,500,000) shares of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”) immediately upon the creation of the Series A Preferred by the Company. The Series A Preferred stock was approved October 17, 2011 and the notes were immediately converted into 1,500,000 preferred shares. The Series A Preferred shares are convertible into shares of the Company’s common stock at a conversion rate of $0.0679 per share or 22,091,311 common shares. The conversion of preferred into common stock is limited to the extent that the beneficial owners own greater that 4.99% of the Company’s common stock.

Blue Calypso, Inc. is authorized to issue 685,000,000 shares of capital stock: 680,000,000 shares of common stock with voting rights at a par value of $.0001 and 5,000,000 shares of Series A Convertible Preferred Stock, also at $.0001 par value per share. There were 126,845,641 shares of common stock issued and outstanding as of December 31, 2011. There were 1,500,000 shares of preferred stock were issued and outstanding as of December 31, 2011. The Company did not make or declare any distributions to shareholders during the year ended December 31, 2011 or December 31, 2010.

Long-Term Incentive Plan

The stockholders approved the Blue Calypso, Inc. 2011 Long-Term Incentive Plan (the “Plan”) on September 9, 2011. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock. Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 35,000,000 shares.

Stock Options

During 2011 the Company granted options to purchase 2,420,000 shares of the Company’s common stock to non-employee board members and other consultants under the Plan. The options vest pro rata quarterly over two years.

The fair value for the Company’s options were estimated at the date of grant using the Black-Scholes option pricing model with the weighted average assumptions as noted in the following table. The Black-Scholes option valuation model incorporate ranges of assumptions for inputs, and those ranges are disclosed below. Expected volatilities are based on similar industry-sector indices. The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is based on market yield on U.S. Treasury securities at 2-year constant maturity, quoted on investment basis determined at the date of grant.

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years

Using the valuation assumptions noted above, the Company estimated the value of stock options granted during the year to be $33,910 and $0 for the years ended December 31, 2011 and December 31, 2010, respectively. All the 2,420,000 options were granted on September 8, 2011 when the stock price was estimated to be .0679 per share so there was no intrinsic value for any options granted. The value of these options is being amortized to stock-based compensation expense quarterly over their two year vesting period. The stock-based compensation expense recorded was $4,240 and $0 during year ended December 31, 2011 and December 31, 2010, respectively.

The following table summarizes the stock option activity as of December 31, 2011:

	Outstanding Options	Weighted Average Exercise Price
Balance, December 31, 2010	320,825	0.001
Granted	2,420,000	0.0679
Exercised	0	0
Cancelled	(320,825)	0.001
Balance, December 31, 2011	2,420,000	$ 0.0679
Exercisable at 12/31/11	302,500	$ 0.0679

Non-vested at 12/31/11	2,117,500	$ .0679

Restricted Stock

The restricted stock granted prior to the reverse merger transaction, have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger.

The following table summarizes the restricted stock activity for the period ended December 31, 2011:

Restricted Shares activity:
Restricted shares issued as of December 31, 2010	6,737,322
Granted prior to Reverse Merger	2,566,599
Granted subsequent to Reverse Merger	1,870,940
Expired and forfeited	(2,887,424)
Converted as part of the Reverse Merger	(6,416,497)
Vested	(80,206)
Unvested restricted shares as of December 31, 2011	1,790,734

A total of 320,825 shares were granted on September 8, 2011 when the stock price was estimated to be .0679 per share so the intrinsic value for restricted shares at date of issuance was .0679 per share or a total of $21,784. A total of 25% or 80,206 vest immediately while the remainder vest quarterly over three years from the date of grant. A total of 1,550,115 shares were granted on December 30, 2011 when the most recent stock price was $1.01 per share so the intrinsic value for restricted shares at date of issuance was $1.01 per share or $1,550,616. These shares that were granted December 30, 2011 will vest over three years with one-third vesting on each anniversary date. The share based compensation expense is $5,446 and $0 for year ended December 31, 2011 and December 31, 2010, respectively.